Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Payables

The following related party payables are included in trade payables and accounts payable.

	December 31,
	2021	2020
Officers (*)	43	38
Directors	20	11
	63	49

(*)	The amount includes the net salary payable.

Schedule of Related Parties Benefits	B. Related parties benefits:
	Year ended December 31,
	2021	2020
Salaries and related expenses	852	788
Share based payments	73	467
Directors	58	48
	983	1,303